Commitments and Contingencies - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 929	$ 1,469	$ 5,245	$ 5,774
Finance lease cost:
Amortization of lease assets	263	1,298	1,584	1,187
Interest on lease liabilities			217	139
Total finance lease cost	282	1,534	1,801	1,326
Variable lease cost	115	472	1,071	1,733
Short term lease cost			671
Total lease cost	$ 1,326	$ 3,475	$ 8,788	$ 8,833